Fees Summary	Sep. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 299,242,194
Previously Paid Amount	0
Total Fee Amount	41,325.35
Total Offset Amount	$ 0
Narrative Disclosure	The maximum amount of securities to which the prospectus relates is 35,488,875 shares. The prospectus is a final prospectus for the related offering.
Net Fee	$ 41,325.35
Narrative - Max Aggregate Offering Price	$ 35,488,875
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true